SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Revenue Recognition (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Summary of Significant Accounting Policies
Revenue from sales of equipment	$ 14,513,689	$ 11,020,511	$ 13,627,509
Revenue from maintenance services	766,675	1,207,687	2,090,109
Revenue from leasing of equipment	1,033,160	1,236,517	1,234,320
Revenue from financing	5,399	7,397	12,019
Revenue	16,318,923	13,472,112	16,963,957
Total revenue	16,318,923	13,472,112	16,963,957
Equipment transferred at a point in time [Member]
Summary of Significant Accounting Policies
Revenue	14,513,689	11,020,511	13,627,509
Services rendered over time [Member]
Summary of Significant Accounting Policies
Revenue	1,805,234	2,451,601	3,336,448
PRC [Member]
Summary of Significant Accounting Policies
Total revenue	16,313,763	13,472,112	16,963,957
UNITED STATES
Summary of Significant Accounting Policies
Total revenue	$ 5,160	$ 0	$ 0